INCOME TAXES (Details 1)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
U.S. Statutory rate	34.00%	34.00%
Foreign income not taxable in the U.S.	(34.00%)	(34.00%)
PRC statutory income tax rate	25.00%	25.00%
Tax exemption in PRC	(25.00%)	(25.00%)
Effective income tax rate	0.00%	0.00%